UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            49.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           12.3
--------------------------------------------------------------------------------
U.S. Treasury                                                              11.1
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  6.5
--------------------------------------------------------------------------------
Federal Home Loan Bank                                                      2.6

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total investments.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Treasury                11.1%

Agency                  46.7

AAA                     38.0

AA                       0.3

A                        0.3

Not Rated                3.6

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 0.00% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                      8 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE For the fiscal year that ended August 31, 2005, several factors contributed to Oppenheimer U.S. Government Trust's competitive total return and yield, as well as its favorable ranking among its peers, amidst somewhat challenging macro conditions. First, our active management of the Fund's exposure (vis-a-vis the benchmark) to mortgage-related securities benefited performance. In the first half of the Fund's fiscal year, this segment of the U.S. government securities market enjoyed solid outperformance over Treasuries while providing favorable relative yield. As such, our decision to substantially overweight our exposure to mortgage-backed securities over the first half of the reporting period definitively added to performance.

      With a landscape of stable mortgage rates and tame prepayments, mortgage investors had little to complain about throughout the period. This stability fostered consistent demand for mortgage securities from money managers, banks and foreign investors throughout the period. This being said, midway through the period we determined that certain sectors of the mortgage market had become less attractive and we subsequently trimmed some of our overall mortgage exposure. Some of our emphasis instead was shifted to commercial mortgage-backed securities and agency debentures, segments of the market that continued to outperform treasuries over the later half of the period, while residential mortgages only kept pace with treasuries. As a result, this tactical shift supported Fund returns.

      Throughout the year, our emphasis on higher-coupon mortgages within our residential-mortgage exposure proved to be another boon to returns. As valuations became what we considered unattractive in the mortgage sector, we trimmed our overall exposure to the sector by reducing the Fund's exposure to lower-coupon issues while maintaining our emphasis on higher-coupon mortgages, which have continued to outperform in an environment of low volatility.

      The Fund's overall exposure to and emphasis on U.S. government agency-related debt also added to returns. Agency debentures delivered additional yield relative to Treasuries this period, and thanks in part to limited overall supply, this segment of the government securities markets enjoyed moderate spread tightening versus Treasuries, thereby outperforming from a total return perspective.

      Finally, the portfolio's interest-rate exposure, also known as "duration," provided a definitive impact to Fund performance. When we entered the period, the Fund's portfolio held less interest-rate sensitivity than did the benchmark. This decision was based on our belief that the markets were "off" in their expectations for a slow rate of convergence between short and long rates at that time. In short, we were of the opinion that


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

longer-term rates were artificially low. When rates spiked in March, our duration positioning substantially added to returns, particularly versus many of our peers. However, as the first half of 2005 came to a close longer-term interest rates had returned to their lowest levels of the year. Therefore, we further reduced our interest-rate sensitivity as we became even more convinced that the markets were underestimating the extent of rate increases moving forward. As the period ended, we maintained a moderate underweight duration position versus the Fund's benchmark, having reduced our extreme underweight position in July after interest rates increased moderately.

      While it is difficult to identify a factor that detracted from the Fund's performance, had we been more aggressive in adjusting our interest-rate sensitivity, the additional returns we enjoyed from this factor might have been more significant. However, our disciplined investment process does not include reacting to short-term interest-rate volatility or other short-term, macro conditions. Furthermore, we believe to do so would have introduced unnecessary risk to the Fund's portfolio. We believe that the Fund's performance results as well as its favorable peer ranking this period exhibit the tried-and-true strength of our investment process and approach, which includes seeking to minimize risk to principal whenever possible.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from the inception of the Class on May 18, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Lehman Brothers U.S. Government Bond Index, an unmanaged index including all U.S. Treasury issues, publicly issued debt of U.S. Government agencies and quasi-public corporations and U.S. Government guaranteed corporate debt, and is widely regarded as a general measurement of the performance of the U.S. Government bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer U.S. Government Trust (Class A)

   Lehman Brothers U.S. Government Bond Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer U.S.   Lehman Brothers
                         Government Trust   U.S. Government
                            (Class A)         Bond Index
                         ----------------   ---------------
  06/30/1995                   9,525             10,000
  09/30/1995                   9,696             10,177
  12/31/1995                  10,022             10,642
  03/31/1996                   9,933             10,402
  06/30/1996                   9,992             10,451
  08/31/1996 1                10,034             10,454
  11/30/1996                  10,537             11,050
  02/28/1997                  10,559             10,964
  05/31/1997                  10,766             11,100
  08/31/1997                  11,082             11,429
  11/30/1997                  11,454             11,862
  02/28/1998                  11,697             12,132
  05/31/1998                  11,845             12,347
  08/31/1998                  12,108             12,832
  11/30/1998                  12,221             13,137
  02/28/1999                  12,149             12,928
  05/31/1999                  12,136             12,894
  08/31/1999                  12,060             12,849
  11/30/1999                  12,223             12,956
  02/29/2000                  12,287             13,074
  05/31/2000                  12,472             13,275
  08/31/2000                  12,908             13,844
  11/30/2000                  13,270             14,292
  02/28/2001                  13,667             14,891
  05/31/2001                  13,660             14,840
  08/31/2001                  14,166             15,456
  11/30/2001                  14,513             15,769
  02/28/2002                  14,679             15,878
  05/31/2002                  14,807             15,998
  08/31/2002                  15,547             16,906
  11/30/2002                  15,625             17,016
  02/28/2003                  16,075             17,665
  05/31/2003                  16,290             18,156
  08/31/2003                  15,834             17,411
  11/30/2003                  16,062             17,682
  02/29/2004                  16,499             18,202
  05/31/2004                  16,148             17,744
  08/31/2004                  16,700             18,332
  11/30/2004                  16,769             18,295
  02/28/2005                  16,934             18,444
  05/31/2005                  17,270             18,894
  08/31/2005                  17,392             19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year -0.80%   5-Year 5.12%   10-Year 5.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from June 30 to August 31.


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer U.S. Government Trust (Class B)

   Lehman Brothers U.S. Government Bond Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer U.S.   Lehman Brothers
                         Government Trust   U.S. Government
                            (Class B)         Bond Index
                         ----------------   ---------------
  07/21/1995                  10,000             10,000
  09/30/1995                  10,230             10,215
  12/31/1995                  10,563             10,681
  03/31/1996                  10,438             10,440
  06/30/1996                  10,480             10,490
  08/31/1996 1                10,509             10,492
  11/30/1996                  11,015             11,091
  02/28/1997                  11,018             11,005
  05/31/1997                  11,214             11,141
  08/31/1997                  11,521             11,471
  11/30/1997                  11,886             11,906
  02/28/1998                  12,116             12,177
  05/31/1998                  12,246             12,392
  08/31/1998                  12,494             12,879
  11/30/1998                  12,587             13,186
  02/28/1999                  12,489             12,976
  05/31/1999                  12,451             12,942
  08/31/1999                  12,350             12,897
  11/30/1999                  12,493             13,004
  02/29/2000                  12,535             13,122
  05/31/2000                  12,700             13,324
  08/31/2000                  13,119             13,896
  11/30/2000                  13,448             14,345
  02/28/2001                  13,839             14,946
  05/31/2001                  13,805             14,895
  08/31/2001                  14,308             15,513
  11/30/2001                  14,658             15,827
  02/28/2002                  14,826             15,937
  05/31/2002                  14,955             16,057
  08/31/2002                  15,702             16,969
  11/30/2002                  15,781             17,079
  02/28/2003                  16,236             17,730
  05/31/2003                  16,452             18,223
  08/31/2003                  15,992             17,475
  11/30/2003                  16,222             17,747
  02/29/2004                  16,663             18,269
  05/31/2004                  16,309             17,809
  08/31/2004                  16,866             18,400
  11/30/2004                  16,937             18,363
  02/28/2005                  17,103             18,512
  05/31/2005                  17,442             18,963
  08/31/2005                  17,566             19,118

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year -1.55%   5-Year 5.02%   10-Year 5.63%


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer U.S. Government Trust (Class C)

   Lehman Brothers U.S. Government Bond Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer U.S.   Lehman Brothers
                         Government Trust   U.S. Government
                            (Class C)         Bond Index
                         ----------------   ---------------
  06/30/1995                  10,000             10,000
  09/30/1995                  10,149             10,177
  12/31/1995                  10,482             10,642
  03/31/1996                  10,358             10,402
  06/30/1996                  10,411             10,451
  08/31/1996 1                10,441             10,454
  11/30/1996                  10,945             11,050
  02/28/1997                  10,948             10,964
  05/31/1997                  11,143             11,100
  08/31/1997                  11,448             11,429
  11/30/1997                  11,812             11,862
  02/28/1998                  12,040             12,132
  05/31/1998                  12,169             12,347
  08/31/1998                  12,403             12,832
  11/30/1998                  12,508             13,137
  02/28/1999                  12,397             12,928
  05/31/1999                  12,373             12,894
  08/31/1999                  12,272             12,849
  11/30/1999                  12,400             12,956
  02/29/2000                  12,454             13,074
  05/31/2000                  12,618             13,275
  08/31/2000                  13,035             13,844
  11/30/2000                  13,361             14,292
  02/28/2001                  13,735             14,891
  05/31/2001                  13,717             14,840
  08/31/2001                  14,183             15,456
  11/30/2001                  14,503             15,769
  02/28/2002                  14,643             15,878
  05/31/2002                  14,758             15,998
  08/31/2002                  15,467             16,906
  11/30/2002                  15,502             17,016
  02/28/2003                  15,923             17,665
  05/31/2003                  16,122             18,156
  08/31/2003                  15,640             17,411
  11/30/2003                  15,820             17,682
  02/29/2004                  16,221             18,202
  05/31/2004                  15,845             17,744
  08/31/2004                  16,373             18,332
  11/30/2004                  16,394             18,295
  02/28/2005                  16,525             18,444
  05/31/2005                  16,839             18,894
  08/31/2005                  16,909             19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 2.29%   5-Year 5.34%   10-Year 5.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from June 30 to August 31.


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer U.S. Government Trust (Class N)

   Lehman Brothers U.S. Government Bond Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer U.S.   Lehman Brothers
                         Government Trust   U.S. Government
                            (Class N)         Bond Index
                         ----------------   ---------------
  03/01/2001                  10,000             10,000
  05/31/2001                   9,980              9,965
  08/31/2001                  10,350             10,379
  11/30/2001                  10,590             10,589
  02/28/2002                  10,726             10,662
  05/31/2002                  10,812             10,743
  08/31/2002                  11,346             11,353
  11/30/2002                  11,391             11,427
  02/28/2003                  11,713             11,863
  05/31/2003                  11,854             12,192
  08/31/2003                  11,511             11,692
  11/30/2003                  11,665             11,874
  02/29/2004                  11,959             12,223
  05/31/2004                  11,709             11,916
  08/31/2004                  12,101             12,310
  11/30/2004                  12,132             12,286
  02/28/2005                  12,256             12,386
  05/31/2005                  12,491             12,688
  08/31/2005                  12,572             12,791

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 2.91%   5-Year N/A   Since Inception (3/1/01) 5.22%


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer U.S. Government Trust (Class Y)

   Lehman Brothers U.S. Government Bond Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer U.S.   Lehman Brothers
                         Government Trust   U.S. Government
                            (Class Y)         Bond Index
                         ----------------   ---------------
  05/18/1998                  10,000             10,000
  05/31/1998                  10,041             10,000
  08/31/1998                  10,282             10,393
  11/30/1998                  10,316             10,640
  02/28/1999                  10,238             10,471
  05/31/1999                  10,235             10,443
  08/31/1999                  10,198             10,407
  11/30/1999                  10,342             10,494
  02/29/2000                  10,400             10,589
  05/31/2000                  10,570             10,752
  08/31/2000                  10,951             11,213
  11/30/2000                  11,255             11,576
  02/28/2001                  11,612             12,061
  05/31/2001                  11,613             12,019
  08/31/2001                  12,056             12,518
  11/30/2001                  12,356             12,772
  02/28/2002                  12,490             12,860
  05/31/2002                  12,623             12,957
  08/31/2002                  13,268             13,693
  11/30/2002                  13,363             13,782
  02/28/2003                  13,746             14,307
  05/31/2003                  13,958             14,705
  08/31/2003                  13,582             14,102
  11/30/2003                  13,793             14,321
  02/29/2004                  14,172             14,742
  05/31/2004                  13,881             14,371
  08/31/2004                  14,381             14,848
  11/30/2004                  14,437             14,818
  02/28/2005                  14,590             14,938
  05/31/2005                  14,908             15,303
  08/31/2005                  15,026             15,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/05

1-Year 4.48%   5-Year 6.53%   Since Inception (5/18/98) 5.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, Class B performance does not include contingent deferred sales charge and uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                         BEGINNING   ENDING      EXPENSES
                                         ACCOUNT     ACCOUNT     PAID DURING
                                         VALUE       VALUE       6 MONTHS ENDED
                                         (3/1/05)    (8/31/05)   AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual                           $1,000.00   $1,027.10   $4.61
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00    1,020.67    4.59
--------------------------------------------------------------------------------
Class B Actual                            1,000.00    1,024.30    8.45
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00    1,016.89    8.42
--------------------------------------------------------------------------------
Class C Actual                            1,000.00    1,023.20    8.45
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00    1,016.89    8.42
--------------------------------------------------------------------------------
Class N Actual                            1,000.00    1,025.80    5.89
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00    1,019.41    5.87
--------------------------------------------------------------------------------
Class Y Actual                            1,000.00    1,029.90    2.92
--------------------------------------------------------------------------------
Class Y Hypothetical                      1,000.00    1,022.33    2.91

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.90%
----------------------------
Class B           1.65
----------------------------
Class C           1.65
----------------------------
Class N           1.15
----------------------------
Class Y           0.57

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.1%
------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.669%, 4/20/08 1,2                                        $  1,350,000   $     1,348,973
------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                 4,780,000         4,725,400
------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                              1,254,701         1,247,733
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                              1,268,994         1,264,625
-----------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations, Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                  2,211,048         2,202,958
------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                            3,932,748         3,916,899
------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 1,3                                5,000,000           407,009
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                1,979,627         1,976,253
------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 1,3                                                     4,550,157            34,126
------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                4,035,000         4,018,629
------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                3,036,746         3,029,923
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                 4,650,000         4,647,187
------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                 1,626,361         1,623,068
------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                     9,957             9,952
------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                   950,000           941,397
------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                 2,066,855         2,062,359
------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                 3,297,848         3,287,858
------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                 1,943,269         1,937,285
------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                               4,130,900         4,098,222
                                                                                                  ----------------
Total Asset-Backed Securities (Cost $52,030,037)                                                       42,779,856

------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--76.5%
------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--63.4%
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--62.8%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                     7,505,197         7,885,147


                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                 $ 36,142,047   $    37,078,221
6.50%, 4/1/18-3/1/29                                                                  3,163,126         3,277,971
7%, 8/1/16-3/1/32                                                                    16,477,911        17,251,876
7.50%, 9/1/12-2/1/32                                                                  1,284,479         1,360,092
8%, 4/1/16                                                                            2,526,982         2,699,906
9%, 8/1/22-5/1/25                                                                       571,045           622,066
11.50%, 6/1/20                                                                           47,249            52,399
12.50%, 7/1/19                                                                          167,366           186,444
13%, 8/1/15                                                                             140,112           156,758
14%, 1/1/11                                                                              54,838            61,799
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                 149,671           149,511
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                      434,859           435,135
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                   2,669,673         2,767,589
Series 2080, Cl. Z, 6.50%, 8/15/28                                                    1,722,728         1,782,248
Series 2220, Cl. PD, 8%, 3/15/30                                                        629,415           676,183
Series 2387, Cl. PD, 6%, 4/15/30                                                      2,597,141         2,619,752
Series 2392, Cl. PV, 6%, 12/15/20                                                     9,952,000        10,208,434
Series 2410, Cl. NE, 6.50%, 9/15/30                                                     500,500           501,417
Series 2423, Cl. PD, 6.50%, 11/15/30                                                     19,336            19,316
Series 2456, Cl. BD, 6%, 3/15/30                                                      1,224,403         1,230,090
Series 2498, Cl. PC, 5.50%, 10/15/14                                                    191,406           191,691
Series 2500, Cl. FD, 4.071%, 3/15/32 2                                                1,463,095         1,469,432
Series 2526, Cl. FE, 3.971%, 6/15/29 2                                                1,931,443         1,941,295
Series 2551, Cl. FD, 3.971%, 1/15/33 2                                                1,506,047         1,517,420
Series 2583, Cl. KA, 5.50%, 3/15/22                                                   4,507,368         4,530,148
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 12.337%, 2/1/28 4                                                   771,094           138,355
Series 195, Cl. IO, 1.40%, 4/1/28 4                                                  11,013,494         2,119,969
Series 200, Cl. IO, 11.043%, 1/1/29 4                                                   919,627           165,267
Series 205, Cl. IO, 7.858%, 9/1/29 4                                                  4,974,677           927,469
Series 206, Cl. IO, (18.05)%, 12/1/29 4                                               1,468,813           295,435
Series 217, Cl. IO, 2.019%, 2/1/32 4                                                  1,847,878           349,001
Series 2074, Cl. S, 6.2917%, 7/17/28 4                                                  982,085           117,164
Series 2079, Cl. S, 8.0809%, 7/17/28 4                                                1,551,784           188,981
Series 2122, Cl. S, 20.338%, 2/15/29 4                                                7,142,068           712,901
Series 2304, Cl. SK, 21.534%, 6/15/29 4                                               6,576,992           582,906
Series 2493, Cl. S, 22.213%, 9/15/29 4                                                1,471,901           143,190
Series 2526, Cl. SE, 14.555%, 6/15/29 4                                               2,558,089           180,091
Series 2819, Cl. S, 12.384%, 6/15/34 4                                               22,488,565         2,213,977
Series 2920, Cl. S, 20.781%, 1/15/35 4                                               13,809,767           818,035
Series 3000, Cl. SE, 41.914%, 7/15/25 4                                              14,557,604           766,745


                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 5/1/19-6/1/19                                                               $  5,349,590   $     5,310,653
4.50%, 9/1/20 5                                                                      39,927,000        39,602,593
5%, 2/1/18-6/1/18                                                                    11,029,267        11,120,673
5%, 9/1/35 5                                                                         70,953,000        70,487,406
5.50%, 2/1/33-1/1/34                                                                 30,926,983        31,300,485
5.50%, 9/1/20-9/1/35 5                                                              126,099,000       127,795,963
6%, 6/1/16-11/1/32                                                                   48,972,285        50,550,306
6%, 9/1/35 5                                                                         36,603,000        37,460,901
6.50%, 11/1/28-9/1/32                                                                21,446,157        22,241,840
6.50%, 9/1/35 5                                                                      66,801,000        69,034,692
7%, 11/1/17                                                                           5,667,879         5,938,532
7.50%, 2/1/27                                                                         1,633,379         1,736,864
8%, 12/1/22                                                                              88,614            95,141
8.50%, 7/1/32                                                                           308,845           336,470
11%, 7/1/16                                                                              80,890            90,938
11.50%, 11/1/15-11/17/20                                                                504,309           560,699
13%, 11/1/12                                                                              8,595             9,288
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
Commercial Mtg. Obligations, Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 5.152%, 7/25/41 1,4                                           10,873,067           345,412
Commercial Mtg. Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                   10,000,000        10,836,266
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                       199,697           204,536
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                      483,136           482,816
Trust 2001-42, Cl. QF, 4.621%, 9/25/31 2                                              8,000,000         8,173,942
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                    1,358,552         1,368,427
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                5,907,847         6,141,506
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                    1,488,003         1,507,444
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                    1,049,068         1,055,916
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                      422,831           425,404
Trust 2002-52, Cl. FD, 3.96%, 9/25/32 2                                               1,892,493         1,900,947
Trust 2002-77, Cl. WF, 3.988%, 12/18/32 2                                             2,355,659         2,370,583
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                   753,958           752,675
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                    6,170,000         6,249,992
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                 3,128,000         3,232,586
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                   4,060,000         4,127,272
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 10.667%, 4/25/32 4                                             1,348,515           131,451
Trust 2002-38, Cl. SO, 8.38%, 4/25/32 4                                               1,999,175           158,607
Trust 2002-39, Cl. SD, 3.498%, 3/18/32 4                                              2,112,935           230,493
Trust 2002-48, Cl. S, 10.032%, 7/25/32 4                                              2,229,574           224,367
Trust 2002-52, Cl. SL, 10.083%, 9/25/32 4                                             1,380,236           141,287
Trust 2002-53, Cl. SK, 3.762%, 4/25/32 4                                              1,317,986           148,355
Trust 2002-56, Cl. SN, 11.862%, 7/25/32 4                                             3,046,547           308,628
Trust 2002-77, Cl. IS, 8.464%, 12/18/32 4                                             3,406,002           382,528


                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 2.71%, 5/1/23 4                                                  $  3,977,728   $       747,227
Trust 240, Cl. 2, 14.818%, 9/1/23 4                                                   2,495,861           452,826
Trust 252, Cl. 2, 1.905%, 11/1/23 4                                                   1,822,959           351,796
Trust 254, Cl. 2, 2.581%, 1/1/24 4                                                    2,643,447           505,182
Trust 303, Cl. IO, 4.707%, 11/1/29 4                                                  1,450,007           278,006
Trust 321, Cl. 2, 5.86%, 3/1/32 4                                                     6,455,280         1,246,053
Trust 322, Cl. 2, 11.633%, 4/1/32 4                                                   1,949,193           346,455
Trust 324, Cl. 2, 1.00%, 6/1/32 4                                                     4,996,201           950,518
Trust 327, Cl. 2, 11.716%, 8/1/32 4                                                   5,969,798         1,043,227
Trust 329, Cl. 2, 8.059%, 1/1/33 4                                                    3,183,474           599,469
Trust 333, Cl. 2, 8.61%, 3/1/33 4                                                     4,121,375           785,050
Trust 338, Cl. 2, 6.756%, 6/1/33 4                                                    2,799,561           535,663
Trust 350, Cl. 2, 9.68%, 2/1/34 4                                                    13,320,130         2,510,292
Trust 2001-61, Cl. SH, 26.297%, 11/18/31 4                                            6,919,880           637,534
Trust 2001-63, Cl. SD, 13.263%, 12/18/31 4                                            2,204,699           217,958
Trust 2001-68, Cl. SC, 12.635%, 11/25/31 4                                            1,581,987           164,260
Trust 2001-81, Cl. S, 11.645%, 1/25/32 4                                              1,683,352           160,693
Trust 2002-9, Cl. MS, 9.893%, 3/25/32 4                                               2,519,833           266,981
Trust 2002-52, Cl. SD, 3.257%, 9/25/32 4                                              1,892,493           208,387
Trust 2002-77, Cl. SH, 16.018%, 12/18/32 4                                            2,017,699           208,582
Trust 2003-4, Cl. S, 24.661%, 2/25/33 4                                               3,789,574           381,528
Trust 2005-40, Cl. SB, 27.904%, 5/25/35 4                                             9,122,815           574,736
Trust 2005-71, Cl. SA, 31.268%, 8/25/25 4                                             9,292,465           526,845
                                                                                                  ----------------
                                                                                                      648,665,978

------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.6%
Government National Mortgage Assn.:
4.375%, 4/20/17 2                                                                        59,020            59,715
6.50%, 11/15/23-12/15/23                                                                156,082           163,496
7%, 1/15/28-1/20/30                                                                   1,270,506         1,336,274
7.50%, 10/15/06-11/15/26                                                              1,082,315         1,155,847
8%, 6/15/06-8/15/28                                                                     291,677           312,887
8.25%, 4/15/08                                                                            7,502             7,811
8.50%, 1/15/06-12/15/17                                                                 919,887         1,000,050
9%, 9/15/08-5/15/09                                                                      17,265            18,130
9.50%, 7/15/18-12/15/19                                                                  57,614            64,017
10%, 8/15/17-8/15/19                                                                    131,812           149,234
10.50%, 8/15/13-5/15/21                                                                 487,042           552,782
11%, 10/20/19-7/20/20                                                                   424,795           471,173
11.50%, 2/15/13                                                                          13,830            15,326
12%, 12/15/12-3/15/14                                                                     6,780             7,868
12.50%, 1/15/14-11/15/14                                                                107,666           121,436
13%, 4/15/11-12/15/14                                                                    16,426            18,188
13.50%, 5/15/11-1/15/13                                                                  16,649            18,999
14%, 6/15/11                                                                              4,380             5,013


                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 5.907%, 3/16/28 4                                           $  1,899,655   $       208,853
Series 1998-19, Cl. SB, 5.168%, 7/16/28 4                                             3,118,401           374,063
                                                                                                  ----------------
                                                                                                        6,061,162

------------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.1%
------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1996-MD6, Cl. A2, 7.641%, 11/13/29 2                                           3,000,000         3,158,320
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                              4,373,491         4,520,553
------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                                5,570,000         5,640,467
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                4,590,000         4,584,755
------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                5,490,390         5,573,124
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                4,104,409         4,200,608
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                               1,556,847         1,556,191
Series 2005-E, Cl. 2A2, 4.995%, 6/25/35 2                                             1,316,144         1,314,930
------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.66%, 6/22/24 4                        43,041,296         1,714,494
------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18                  10,767,000        11,910,432
------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                                                       2,997,974         3,139,083
------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                               2,610,000         2,647,951
------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                    2,037,353         2,115,763
------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 6.9972%,
1/17/34 4                                                                           173,247,529         2,821,232
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                 10,000,000        11,143,264
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                               1,120,000         1,123,660
------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                    3,140,000         3,186,119
------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                               600,945           507,305
------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                     5,899,982         6,022,247


                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                            $  3,480,000   $     3,671,741
------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                               10,000,000        10,857,226
------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                         8,181,000         9,224,401
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations Interest-Only
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 18.39%, 2/25/32 4               21,559,935         3,078,267
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                              3,140,000         3,219,725
------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.686%, 5/25/35 2                 5,290,798         5,299,629
------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.533%, 1/25/35 2                                           4,590,674         4,582,781
Series 2004-W, Cl. A2, 4.60%, 11/25/34 2                                              1,107,067         1,104,238
                                                                                                  ----------------
                                                                                                      117,918,506

------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.6%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                               8,438,039         8,606,799
------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                  2,500,000         2,526,490
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                    4,146,936         3,738,029
------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, (2.812)%, 6/15/25 4                                         14,065,269           345,709
------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 2000-1, Cl. M3, 5.391%, 1/25/40 2
                                                                                      1,422,198         1,436,323
                                                                                                  ----------------
                                                                                                       16,653,350
                                                                                                  ----------------
Total Mortgage-Backed Obligations (Cost $783,142,555)                                                 789,298,996

------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--50.0%
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                     20,315,000        20,106,670
Series S906, 3.50%, 8/15/06                                                          16,200,000        16,134,422
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                       12,660,000        12,524,095
4.125%, 7/12/10                                                                      31,597,000        31,574,566
5.25%, 1/15/06                                                                        5,430,000         5,459,300
6.625%, 9/15/09                                                                      18,340,000        20,042,466


                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                      $ 11,400,000   $    11,317,054
3.25%, 7/31/06                                                                        9,150,000         9,094,899
3.75%, 5/17/07                                                                       10,270,000        10,225,521
4.25%, 8/15/10                                                                       12,700,000        12,771,031
4.25%, 7/15/07 6                                                                     12,810,000        12,872,538
6%, 5/15/11                                                                          15,262,000        16,678,863
6.625%, 9/15/09                                                                       6,890,000         7,532,375
7.25%, 1/15/10                                                                       54,848,000        61,704,603
7.25%, 5/15/30 6                                                                      6,085,000         8,421,969
------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.92%, 1/15/21 7                                    25,656,000        12,886,573
------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                        3,605,000         3,619,838
5.375%, 11/13/08                                                                     16,600,000        17,250,753
Series A, 6.79%, 5/23/12                                                             61,107,000        70,166,052
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                                        7,862,000         9,214,516
6.875%, 8/15/25 8                                                                    15,740,000        21,079,307
7.25%, 5/15/16                                                                        4,325,000         5,490,895
9.25%, 2/15/16                                                                       39,850,000        57,155,181
11.25%, 2/15/15                                                                       1,450,000         2,262,624
STRIPS, 4.90%, 2/15/16 7                                                             24,460,000        15,838,657
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06                                                                        7,825,000         7,720,771
2.75%, 8/15/07 8                                                                     37,309,000        36,564,312
                                                                                                  ----------------
Total U.S. Government Obligations (Cost $500,380,892)                                                 515,709,851

------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.4%
------------------------------------------------------------------------------------------------------------------
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23
(Cost $13,000,582)                                                                   13,050,000        14,533,266

------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.36% in joint repurchase agreement (Principal Amount/
Value $1,184,643,000, with a maturity value of $1,184,759,490) with UBS
Warburg LLC, 3.54%, dated 8/31/05, to be repurchased at $4,259,419 on 9/1/05, collateralized by Federal National Mortgage Assn., 6%, 4/1/35, with
a value of $1,209,814,832 (Cost $4,259,000)                                           4,259,000         4,259,000
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,352,813,066)                                       1,366,580,969


                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.2%
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
Undivided interest of 3.33% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity value of $1,000,098,958) with Cantor
Fitzgerald Securities, 3.56%, dated 8/31/05, to be repurchased at $33,297,757 on
9/1/05, collateralized by U.S. Agency Mortgages, 0.00%--9.572%, 3/8/06--11/1/44,
with a value of $1,019,815,443 9 (Cost $33,294,462)                                $ 33,294,462   $    33,294,462
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,386,107,528)                                         135.6%    1,399,875,431
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (35.6)     (367,627,768)
                                                                                   -------------------------------
NET ASSETS                                                                                100.0%  $ 1,032,247,663
                                                                                   ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of August 31, 2005 was $11,048,335, which represents 1.07% of the Fund's net assets. See
Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $34,032,500 or 3.30% of the Fund's net assets as of August 31, 2005.

5. When-issued security or forward commitment to be delivered and settled after August 31, 2005. See Note 1 of Notes to Financial Statements.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $8,930,034. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Partial or fully-loaned security. See Note 9 of Notes to Financial
Statements.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned of
$44,710,615) (cost $1,386,107,528)--
see accompanying statement of investments                       $ 1,399,875,431
--------------------------------------------------------------------------------
Cash                                                                    575,002
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                64,871
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment        17,942,391
Interest and principal paydowns                                       7,665,366
Shares of beneficial interest sold                                    2,628,859
Other                                                                    42,303
                                                                ----------------
Total assets                                                      1,428,794,223

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           33,294,462
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                10,135
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward
commitment                                                          359,631,403
Shares of beneficial interest redeemed                                1,708,418
Futures margins                                                         459,042
Dividends                                                               438,297
Distribution and service plan fees                                      426,835
Trustees' compensation                                                  215,766
Transfer and shareholder servicing agent fees                           209,595
Shareholder communications                                               99,067
Other                                                                    53,540
                                                                ----------------
Total liabilities                                                   396,546,560

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,032,247,663
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       106,050
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,029,200,241
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (699,671)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (9,589,855)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           13,230,898
                                                                ----------------
NET ASSETS                                                      $ 1,032,247,663
                                                                ================


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $661,162,858 and 67,895,228 shares of beneficial
interest outstanding)                                           $          9.74
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                              $         10.23
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $209,493,716 and 21,540,782
shares of beneficial interest outstanding)                      $          9.73
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $117,783,253 and 12,114,727
shares of beneficial interest outstanding)                      $          9.72
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $41,126,524 and 4,223,809
shares of beneficial interest outstanding)                      $          9.74
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $2,681,312 and 275,421 shares
of beneficial interest outstanding)                             $          9.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $    43,638,191
--------------------------------------------------------------------------------
Fee income                                                            9,195,136
--------------------------------------------------------------------------------
Portfolio lending fees                                                  158,527
                                                                ----------------
Total investment income                                              52,991,854

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,975,866
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,622,014
Class B                                                               2,314,622
Class C                                                               1,218,411
Class N                                                                 190,425
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,516,978
Class B                                                                 556,960
Class C                                                                 281,931
Class N                                                                 169,953
Class Y                                                                     112
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 113,891
Class B                                                                  61,283
Class C                                                                  23,546
Class N                                                                   4,742
--------------------------------------------------------------------------------
Trustees' compensation                                                   35,631
--------------------------------------------------------------------------------
Custodian fees and expenses                                              34,504
--------------------------------------------------------------------------------
Other                                                                    69,029
                                                                ----------------
Total expenses                                                       14,189,898
Less reduction to custodian expenses                                    (19,657)
Less waivers and reimbursements of expenses                          (1,843,387)
                                                                ----------------
Net expenses                                                         12,326,854

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                40,665,000


                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                     $       150,145
Closing of futures contracts                                          6,812,839
Swap contracts                                                          (53,967)
                                                                ----------------
Net realized gain                                                     6,909,017
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          (7,726,939)
Futures contracts                                                       (44,549)
Swap contracts                                                           59,972
                                                                ----------------
Net change in unrealized appreciation                                (7,711,516)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    39,862,501
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                     2005             2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                           $   40,665,000   $   43,396,625
--------------------------------------------------------------------------------
Net realized gain (loss)                             6,909,017       (2,476,585)
--------------------------------------------------------------------------------
Net change in unrealized appreciation               (7,711,516)      21,840,854
                                                --------------------------------
Net increase in net assets resulting from
operations                                          39,862,501       62,760,894

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                            (28,761,551)     (28,399,993)
Class B                                             (8,224,269)      (9,096,106)
Class C                                             (4,322,159)      (4,777,984)
Class N                                             (1,537,304)      (1,022,931)
Class Y                                               (116,040)         (99,858)
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                             (7,292,104)      (1,491,853)
Class B                                             (2,596,070)        (633,564)
Class C                                             (1,300,111)        (319,195)
Class N                                               (384,795)         (56,550)
Class Y                                                (24,917)          (4,531)
--------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                             (1,560,900)              --
Class B                                               (539,636)              --
Class C                                               (284,161)              --
Class N                                                (88,929)              --
Class Y                                                 (5,876)              --

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                            (30,234,986)    (138,310,756)
Class B                                            (47,615,648)    (114,089,516)
Class C                                            (17,745,157)     (57,216,063)
Class N                                              7,623,862        7,724,093
Class Y                                                365,439         (274,825)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total decrease                                    (104,782,811)    (285,308,738)
--------------------------------------------------------------------------------
Beginning of period                              1,137,030,474    1,422,339,212
                                                --------------------------------
End of period (including accumulated net
investment income (loss) of $(699,671) and
$4,609,263, respectively)                       $1,032,247,663   $1,137,030,474
                                                ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                          2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.89      $      9.76      $      9.88      $      9.52      $      9.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .40 1            .38              .28              .54              .51
Net realized and unrealized gain (loss)                    --              .14             (.10)             .36              .36
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          .40              .52              .18              .90              .87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.42)            (.37)            (.28)            (.54)            (.54)
Distributions from net realized gain                     (.11)            (.02)            (.02)              --               --
Tax return of capital distribution                       (.02)              --               --               --               --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.55)            (.39)            (.30)            (.54)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.74      $      9.89      $      9.76      $      9.88      $      9.52
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.15%            5.47%            1.85%            9.75%            9.75%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   661,163      $   702,064      $   830,310      $   853,671      $   599,659
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   670,487      $   746,658      $   906,353      $   679,657      $   580,177
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.07%            3.80%            2.85%            5.57%            5.46%
Total expenses                                           1.06%            1.06%            1.01%            1.06%            0.91%
Expenses after payments and waivers and
reduction to custodian expenses                          0.90%            0.98%             N/A 4            N/A 4            N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 5            84% 5            72%             121%             215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS     SALE TRANSACTIONS
------------------------------------------------------------------------------
Year Ended August 31, 2005         $       5,959,020,148     $   6,246,681,163
Year Ended August 31, 2004                 5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED AUGUST 31,                          2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.88      $      9.75      $      9.87      $      9.51      $      9.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .32 1            .31              .21              .46              .45
Net realized and unrealized gain (loss)                   .01              .14             (.10)             .36              .35
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          .33              .45              .11              .82              .80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.35)            (.30)            (.21)            (.46)            (.47)
Distributions from net realized gain                     (.11)            (.02)            (.02)              --               --
Tax return of capital distribution                       (.02)              --               --               --               --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.48)            (.32)            (.23)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.73      $      9.88      $      9.75      $      9.87      $      9.51
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.37%            4.67%            1.07%            8.93%            8.92%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   209,494      $   261,065      $   370,984      $   393,355      $   204,576
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   231,801      $   301,926      $   431,102      $   266,559      $   169,440
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.33%            3.01%            2.08%            4.74%            4.67%
Total expenses                                           1.84%            1.86%            1.78%            1.82%            1.67%
Expenses after payments and waivers and
reduction to custodian expenses                          1.65%            1.76%             N/A 4            N/A 4            N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 5            84% 5            72%             121%             215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS     SALE TRANSACTIONS
------------------------------------------------------------------------------
Year Ended August 31, 2005         $       5,959,020,148     $   6,246,681,163
Year Ended August 31, 2004                 5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS C   YEAR ENDED AUGUST 31,                          2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.88      $      9.75      $      9.87      $      9.50      $      9.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .32 1            .31              .21              .46              .45
Net realized and unrealized gain (loss)                    --              .14             (.10)             .37              .34
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          .32              .45              .11              .83              .79
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.35)            (.30)            (.21)            (.46)            (.47)
Distributions from net realized gain                     (.11)            (.02)            (.02)              --               --
Tax return of capital distribution                       (.02)              --               --               --               --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.48)            (.32)            (.23)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      9.72      $      9.88      $      9.75      $      9.87      $      9.50
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.27%            4.69%            1.12%            9.05%            8.81%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in  thousands)         $   117,783      $   137,480      $   192,496      $   205,349      $   124,542
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   122,062      $   156,925      $   216,954      $   144,852      $   109,060
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.33%            3.04%            2.13%            4.76%            4.69%
Total expenses                                           1.82%            1.81%            1.74%            1.81%            1.67%
Expenses after payments and waivers and
reduction to custodian expenses                          1.65%            1.74%             N/A 4            N/A 4            N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 5            84% 5            72%             121%             215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS     SALE TRANSACTIONS
------------------------------------------------------------------------------
Year Ended August 31, 2005         $       5,959,020,148     $   6,246,681,163
Year Ended August 31, 2004                 5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED AUGUST 31,                          2005             2004             2003             2002           2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.89      $      9.76      $      9.88      $      9.52      $      9.45
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .37 2            .34              .24              .50              .25
Net realized and unrealized gain (loss)                    --              .15             (.10)             .39              .07
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          .37              .49              .14              .89              .32
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.39)            (.34)            (.24)            (.53)            (.25)
Distributions from net realized gain                     (.11)            (.02)            (.02)              --               --
Tax return of capital distribution                       (.02)              --               --               --               --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.52)            (.36)            (.26)            (.53)            (.25)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $      9.74      $      9.89      $      9.76      $      9.88      $      9.52
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       3.89%            5.13%            1.45%            9.62%            3.50%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    41,127      $    34,067      $    25,947      $    13,453      $       513
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    38,200      $    29,034      $    22,027      $     6,092      $        90
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.82%            3.52%            2.41%            5.21%            5.54%
Total expenses                                           1.53%            1.59%            1.52%            1.31%            0.85%
Expenses after payments and waivers and
reduction to custodian expenses                          1.15%            1.29%            1.42%             N/A 5            N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 6            84% 6            72%             121%             215%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS    SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2005              $5,959,020,148       $6,246,681,163
Year Ended August 31, 2004               5,578,633,006        5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS Y   YEAR ENDED AUGUST 31,                          2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      9.89      $      9.76      $      9.88      $      9.52      $      9.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .43 1            .42              .33              .56              .56
Net realized and unrealized gain (loss)                    --              .14             (.10)             .36              .34
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          .43              .56              .23              .92              .90
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.45)            (.41)            (.33)            (.56)            (.57)
Distributions from net realized gain                     (.11)            (.02)            (.02)              --               --
Tax return of capital distribution                       (.02)              --               --               --               --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.58)            (.43)            (.35)            (.56)            (.57)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $      9.74      $      9.89      $      9.76      $      9.88      $      9.52
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.48%            5.88%            2.37%           10.05%           10.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     2,681      $     2,354      $     2,602      $     2,861      $     1,522
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     2,524      $     2,377      $     3,133      $     1,933      $       464
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.40%            4.20%            3.36%            5.80%            5.83%
Total expenses                                           0.58%            0.58%            0.59%            0.83%            1.06% 4
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5            N/A 5            N/A 5           0.81%            0.61%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 6            84% 6            72%             121%             215%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS      SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2005                $5,959,020,148         $6,246,681,163
Year Ended August 31, 2004                 5,578,633,006          5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST
using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of August 31, 2005, the Fund had purchased $359,631,403 of securities issued on a when-issued basis or forward commitment and sold $17,942,391 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and


                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of August 31, 2005, securities with an aggregate market value of $441,135, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
    --------------------------------------------------------------------------
    $--                        $--            $10,250,533          $13,666,715

1. As of August 31, 2005, the Fund had $4,102,739 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

2. The Fund had $6,147,794 of straddle losses which were deferred.

3. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended August 31, 2004, the Fund utilized $1,135,763 of capital loss carryforward to offset capital gains realized in that fiscal year.


                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                        REDUCTION TO
                                     REDUCTION TO    ACCUMULATED NET
             REDUCTION TO         ACCUMULATED NET      REALIZED LOSS
             PAID-IN CAPITAL    INVESTMENT INCOME     ON INVESTMENTS
             -------------------------------------------------------
             $1,600,901                $3,012,611         $4,613,512

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                             YEAR ENDED        YEAR ENDED
                                        AUGUST 31, 2005   AUGUST 31, 2004
             ------------------------------------------------------------
             Distributions paid from:
             Ordinary income               $ 53,442,425      $ 45,902,565
             Long-term capital gain           1,116,895                --
             Return of capital                2,479,502                --
                                           ------------------------------
             Total                         $ 57,038,822      $ 45,902,565
                                           ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities          $ 1,386,207,765
             Federal tax cost of other investments      (188,945,484)
                                                     ---------------
             Total federal tax cost                  $ 1,197,262,281
                                                     ===============

             Gross unrealized appreciation           $    29,503,881
             Gross unrealized depreciation               (15,837,166)
                                                     ---------------
             Net unrealized appreciation             $    13,666,715
                                                     ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2005, the Fund's projected benefit obligations were increased by $5,906 and payments of $14,956 were made to retired trustees, resulting in an accumulated liability of $171,421 as of August 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual


                     41 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     42 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED AUGUST 31, 2005        YEAR ENDED AUGUST 31, 2004
                                   SHARES             AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                           18,201,396    $   177,730,859      17,673,365    $  173,717,812
Dividends and/or
distributions reinvested        3,316,201         32,315,297       2,588,082        25,461,721
Redeemed                      (24,577,442)      (240,281,142)    (34,338,514)     (337,490,289)
                             ------------------------------------------------------------------
Net decrease                   (3,059,845)   $   (30,234,986)    (14,077,067)   $ (138,310,756)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                            3,431,412    $    33,508,152       4,316,726    $   42,393,552
Dividends and/or
distributions reinvested        1,012,781          9,855,570         826,871         8,123,741
Redeemed                       (9,322,282)       (90,979,370)    (16,766,093)     (164,606,809)
                             ------------------------------------------------------------------
Net decrease                   (4,878,089)   $   (47,615,648)    (11,622,496)   $ (114,089,516)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                            2,869,464    $    27,940,960       3,160,748    $   30,972,554
Dividends and/or
distributions reinvested          522,828          5,085,042         448,493         4,405,051
Redeemed                       (5,194,614)       (50,771,159)     (9,437,217)      (92,593,668)
                             ------------------------------------------------------------------
Net decrease                   (1,802,322)   $   (17,745,157)     (5,827,976)   $  (57,216,063)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                            2,185,762    $    21,313,658       1,789,792    $   17,568,689
Dividends and/or
distributions reinvested          197,014          1,919,111         109,294         1,074,565
Redeemed                       (1,602,483)       (15,608,907)     (1,112,894)      (10,919,161)
                             ------------------------------------------------------------------
Net increase                      780,293    $     7,623,862         786,192    $    7,724,093
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                              264,048    $     2,550,959         170,773    $    1,681,776
Dividends and/or
distributions reinvested           14,987            145,986          10,535           103,635
Redeemed                         (241,605)        (2,331,506)       (209,782)       (2,060,236)
                             ------------------------------------------------------------------
Net increase (decrease)            37,430    $       365,439         (28,474)   $     (274,825)
                             ==================================================================


                     43 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                               PURCHASES            SALES
         ----------------------------------------------------------------
         Investment securities            $  535,094,883   $  427,056,137
         U.S. government and
         government agency obligations       422,995,406      557,085,764
         To Be Announced (TBA)
         mortgage-related securities       5,959,020,148    6,246,681,163

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $300 million of average annual net assets of the Fund, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion. Prior to January 1, 2005 the Fund provided for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $2,510,126 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                     44 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $7,669,306, $2,525,582 and $603,016, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A          CLASS B          CLASS C          CLASS N
                         CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                       FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------------
August 31, 2005         $311,568           $5,080         $675,226          $24,853          $33,239

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended August 31, 2005, the Manager reimbursed the Fund $1,053,855, $435,482, $208,977 and $108,818 for Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2005, OFS waived $36,255 for Class N shares. This undertaking may be amended or withdrawn at any time.


                     45 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2005, the Fund had outstanding futures contracts as follows:

                                                           VALUATION       UNREALIZED
                            EXPIRATION   NUMBER OF             AS OF     APPRECIATION
CONTRACT DESCRIPTION             DATES   CONTRACTS   AUGUST 31, 2005    (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds               12/20/05         935   $   110,359,219   $      959,611
                                                                       ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.     12/30/05         751       155,527,406         (531,314)
U.S. Treasury Nts., 5 yr.     12/20/05         323        35,005,125         (288,243)
U.S. Treasury Nts., 10 yr.    12/20/05         971       108,827,859         (731,795)
                                                                       ---------------
                                                                           (1,551,352)
                                                                       ---------------
                                                                       $     (591,741)
                                                                       ===============


                     46 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of August 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                RATE          RATE
                                             PAID BY   RECEIVED BY
                                         THE FUND AT   THE FUND AT
SWAP                          NOTIONAL    AUGUST 31,    AUGUST 31,    FLOATING  TERMINATION     UNREALIZED
COUNTERPARTY                    AMOUNT          2005          2005  RATE INDEX         DATE   DEPRECIATION
----------------------------------------------------------------------------------------------------------
                                                                        Three-
Morgan Stanley                                                           Month
Capital Services, Inc.      $1,000,000        3.529%        1.895%       LIBOR       4/2/06       $ 10,135

Index abbreviations are as follows:
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                     47 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

As of August 31, 2005, the Fund had entered into the following total return swap agreements:

                               PAID BY   RECEIVED BY
                           THE FUND AT   THE FUND AT
SWAP            NOTIONAL    AUGUST 31,    AUGUST 31,   TERMINATION    UNREALIZED
COUNTERPARTY      AMOUNT          2005          2005          DATE  APPRECIATION
--------------------------------------------------------------------------------
                             One-Month
                                 LIBOR
UBS AG        $4,480,000    Minus 0.25%        1.51%       12/1/05       $64,871

Index abbreviations are as follows:
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of August 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2005, the Fund had on loan securities valued at $44,710,615. Collateral of $45,456,002 was received for the loans, of which $33,294,462 was received in cash and subsequently invested in approved instruments.


                     48 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     49 | OPPENHEIMER U.S. GOVERNMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer U.S. Government Trust, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer U. S. Government Trust as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 17, 2005


                     50 | OPPENHEIMER U.S. GOVERNMENT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.1805, $0.1741, $0.1732, $0.1783 and
$0.1830 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2004, of which $0.0539 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     51 | OPPENHEIMER U.S. GOVERNMENT TRUST

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1) and changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                 FOR          WITHHELD              TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              60,724,194.278     1,121,293.027     61,845,487.305
Robert G. Galli              60,722,511.311     1,122,975.994     61,845,487.305
Phillip A. Griffiths         60,804,943.074     1,040,544.231     61,845,487.305
Mary F. Miller               60,741,884.791     1,103,602.514     61,845,487.305
Joel W. Motley               60,794,485.236     1,051,002.069     61,845,487.305
John V. Murphy               60,794,616.932     1,050,870.373     61,845,487.305
Kenneth A. Randall           60,741,201.567     1,104,285.738     61,845,487.305
Russell S. Reynolds, Jr.     60,737,167.293     1,108,320.012     61,845,487.305
Joseph M. Wikler             60,805,140.113     1,040,347.192     61,845,487.305
Peter I. Wold                60,802,496.488     1,042,990.817     61,845,487.305
Clayton K. Yeutter           60,704,331.070     1,141,156.235     61,845,487.305

--------------------------------------------------------------------------------
PROPOSAL NO. 2:

               FOR         AGAINST         ABSTAIN   BROKER NON-VOTE            TOTAL
-------------------------------------------------------------------------------------
To Approve a Modification to the Fund's Fundamental Investment Objective
2b: Concentration of Investments
    45,029,624.878   1,571,090.147   2,249,409.280    12,995,363.000   61,845,487.305
2c: Diversification of Investments
    44,901,044.710   1,685,105.968   2,263,973.627    12,995,363.000   61,845,487.305
2g: Investing in Other Investment Companies
    44,124,964.287   2,546,244.634   2,178,915.384    12,995,363.000   61,845,487.305
2i: Margin and Short Sales (purchases)
    43,272,575.508   3,224,526.429   2,353,022.368    12,995,363.000   61,845,487.305
2k: Real Estate and Commodities
    44,726,744.816   2,129,065.146   1,994,314.343    12,995,363.000   61,845,487.305
2l: Senior Securities
    44,940,016.721   1,611,561.080   2,298,546.504    12,995,363.000   61,845,487.305
2m: Underwriting
    44,454,220.468   2,041,896.653   2,354,007.184    12,995,363.000   61,845,487.305


                     52 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     53 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of the Fund's lead portfolio manager and the Manager's fixed-income investment team and analysts. The Fund is managed by a portfolio management team comprised of Angelo Manioudakis and other investment professionals selected from the Manager's High-Grade Bond Team in its Fixed Income department. Mr. Manioudakis has been a portfolio manager of the Fund since April 2002. He has been a Vice President of the Fund and a Senior Vice President of the Manager since April 2002 and is an officer and


                     54 | OPPENHEIMER U.S. GOVERNMENT TRUST
portfolio manager of other Oppenheimer funds. Mr. Manioudakis has had over 12 years of experience managing fixed-income investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other U.S. government funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other U.S. government funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fee and total expenses were higher than its peer group average. However, the Fund's actual management fee was lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Manager has agreed to voluntarily limit expenses for all classes so that total annual operating expenses as a percentage of average daily net assets would not exceed the following annual rates: 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 1.15% for Class N shares and 0.65% for Class Y shares. The Manager may modify or terminate this undertaking at any time without notice to shareholders. Based on its evaluation of the Fund's fees and expenses, the Board requested, and the Manager agreed to revise the Fund's management fee schedule to lower the fees for the first $200 million of average net assets. Accordingly, the management fee schedule was changed to: 0.60% of the first $300 million of average annual net assets of the Fund, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and


                     55 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received (including information about the voluntary expense limitation) and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates and the revised fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     56 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/
WITH THE FUND, LENGTH OF         DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
SERVICE, AGE                     CURRENTLY OVERSEEN
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
TRUSTEES                         NEW YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL
                                 HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL

CLAYTON K. YEUTTER,              Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board            Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);        Holding Corp. (waste-to-energy company) (since 2002); Director of Weyer-
Trustee (since 1993)             haeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December
Age: 74                          2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                                 (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)             (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                          (since October 1991); President of the Investment Company Institute (trade association) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)             OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,            Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)             2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew
Age: 66                          W. Mellon Foundation (since 2001); Member of the National Academy of Sciences
                                 (since 1979); Member of the American Philosophical Society (since 1996);
                                 Council on Foreign Relations (since 2002); Director of the Institute for
                                 Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                 (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)             1998); and Senior Vice President and General Auditor of American Express
Age: 62                          Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)             (since 2002); Managing Director of Carmona Motley, Inc. (privately-held
Age: 53                          financial adviser) (since January 2002); Managing Director of Carmona Motley
                                 Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1987)             February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                          trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumber-
                                 mens Mutual Casualty Company, American Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                 Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                     57 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,        Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 1989)             ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                          (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER                 Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)             and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                          1996); Member of the Investment Committee of the Associated Jewish Charities of
                                 Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)             company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                          Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                 Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                 Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                      11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                 INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                 POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                    (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive              other Oppenheimer funds; President and Director of Oppenheimer Acquisition
Officer                          Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
(since 2001)                     Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
and Trustee                      July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
(since 2001)                     Manager) (since November 2001); Chairman and Director of Shareholder Services,
Age: 56                          Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                 OppenheimerFunds Legacy Program (charitable trust program established by the
                                 Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                 Centennial Asset Management Corporation, Trinity Investment Management
                                 Corporation and Tremont Capital Management, Inc. (since November 2001),
                                 HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                 (since July 2001); President (since November 1, 2001) and Director (since July
                                 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                 Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                 February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                 Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                 Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                 Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                 Company (September 1999-August 2000); President, Chief Executive Officer and
                                 Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                 Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87


                     58 | OPPENHEIMER U.S. GOVERNMENT TRUST

JOHN V. MURPHY,                  portfolios as a Director or Trustee and as an officer in the OppenheimerFunds
Continued                        complex.

-----------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                   THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR.
OF THE FUND                      MANIOUDAKIS AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                 FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S.
                                 TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM
                                 OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,           Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President (since            Management Corporation (since April 2002) and of OFI Institutional Asset
2002)                            Management, Inc. (since June 2002). Formerly Executive Director and portfolio
Age: 38                          manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
                                 Investment Management (August 1993-April 2002). An officer of 14 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and               2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer         Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                     Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                          2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                    Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial              Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
and Accounting Officer           Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
(since 1999)                     (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                          OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                 (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                 Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                                 May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                 Centennial Asset Management Corporation (March 1999-October 2003) and
                                 OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                 Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)           2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                          December 2001); General Counsel of Centennial Asset Management Corporation
                                 (since December 2001); Senior Vice President and General Counsel of HarbourView
                                 Asset Management Corporation (since December 2001); Secretary and General
                                 Counsel of OAC (since November 2001); Assistant Secretary (since September
                                 1997) and Director (since November 2001) of OppenheimerFunds International Ltd.
                                 and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                 Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                 Asset Management, Inc. (since November 2001); Senior Vice President, General
                                 Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                 Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                 November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                 Management, Inc.


                     59 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
Continued                        December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                 Counsel (November 2001-February 2002) and Associate General Counsel (May
                                 1981-October 2001) of the Manager; Assistant Secretary of the following:
                                 Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                 International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                     60 | OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2005 and $30,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $132,059 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $137,059 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005